THE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                       YIELD TO
  PRINCIPAL AMOUNT                                                                     MATURITY/
   (IN THOUSANDS)               SECURITY DESCRIPTION              MATURITY DATES         RATE           VALUE
--------------------  ----------------------------------------  -------------------  -------------  --------------
ASSET-BACKED SECURITY (0.1%)
$              3,573  Bank One Auto Trust, Series 1995-A,
                        Class A-1.............................             04/15/96          6.362% $    3,572,937
                                                                                                    --------------
CERTIFICATE OF DEPOSIT -- DOMESTIC (0.7%)
              25,000  Wachovia Bank & Trust Co., N.A..........             02/09/96          7.070      25,000,906
                                                                                                    --------------
CERTIFICATES OF DEPOSIT -- FOREIGN (30.7%)
              39,500  Bank of Montreal (Chicago)..............             12/05/95          5.770      39,500,043
             101,891  Bank of Montreal (New York).............             12/01/95          5.937     101,891,000
              31,000  Bank of Nova Scotia.....................             02/06/96          5.750      31,000,000
             160,000  Banque National de Paris Ltd............  12/07/95 - 03/25/96  5.740 - 5.790     160,000,000
              29,000  Commerzbank U.S. Finance Inc............             12/01/95          5.760      29,000,000
             125,000  Dai-ichi Kangyo Bank Ltd................  12/05/95 - 02/02/96  5.990 - 6.260     125,016,993
             150,000  Fuji Bank Ltd...........................  12/06/95 - 01/12/96  6.000 - 6.180     150,000,935
             112,000  Industrial Bank of Japan Ltd............  01/16/96 - 02/14/96  6.120 - 6.310     112,005,520
             110,000  Mitsubishi Bank Ltd.....................             12/27/95          5.900     110,000,000
              21,000  National Bank, Australia................             10/02/96          5.750      20,978,104
               7,000  Sanwa Bank Ltd..........................             01/16/96          6.080       7,000,000
              86,000  Societe Generale N.Y....................  12/18/95 - 04/12/96  5.750 - 6.600      86,010,561
              50,000  Sumitomo Bank Ltd.......................             01/26/96          6.100      50,000,000
                                                                                                    --------------
                      Total Certificates of Deposit - Foreign                                        1,022,403,156
                                                                                                    --------------
COMMERCIAL PAPER -- DOMESTIC (19.1%)
              31,000  Ameritech Corp..........................             12/28/95          5.590      30,870,033
              86,400  AT&T Corp...............................             12/01/95          5.620      86,400,000
              25,000  Associate Corp. of North America........             12/01/95          5.910      25,000,000
              32,000  Bankers Trust Corp......................             03/13/96          5.670      31,480,880
              50,000  C.I.T. Group Holdings Inc...............             03/18/96          5.620      49,157,000
              21,215  Campbell Soup Co........................             02/01/96          5.900      20,999,432
              39,775  Chevron Transportation Corp.............  12/06/95 - 12/19/95  5.700 - 5.730      39,700,761
              17,200  Dupont (E.I.) de Nemours & Co., Inc.....             07/24/96          5.500      16,579,844
              29,200  Exxon Asset Management..................             12/08/95          5.710      29,167,580
              50,000  First Chicago Corp......................             12/05/95          5.770      49,967,944
              85,500  Ford Motor Corp.........................             12/15/95          5.620      85,313,135
             153,000  General Electric Capital Corp...........  12/04/95 - 12/29/95  5.710 - 5.760     152,698,789
               3,755  Georgia Municipal Electric Co...........             12/08/95          5.710       3,750,831
               4,720  Koch Industries Inc.....................             12/01/95          5.900       4,720,000
               7,160  Lilly, Eli & Co.........................             12/04/95          5.620       7,156,647
               5,000  Raytheon Co.............................             12/12/95          5.750       4,991,215
                                                                                                    --------------
                      Total Commercial Paper - Domestic                                                637,954,091
                                                                                                    --------------
COMMERCIAL PAPER -- FOREIGN (17.5%)
              56,737  ABN - AMRO Bank N.V.....................             12/05/95          5.700      56,701,067
              97,000  Abbey National, North America...........             12/22/95          5.610      96,682,568

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                       YIELD TO
  PRINCIPAL AMOUNT                                                                     MATURITY/
   (IN THOUSANDS)               SECURITY DESCRIPTION              MATURITY DATES         RATE           VALUE
--------------------  ----------------------------------------  -------------------  -------------  --------------
COMMERCIAL PAPER -- FOREIGN (CONTINUED)
$             70,985  Bayerische Vereinsbank..................             12/01/95          5.930% $   70,985,000
               4,500  BFCE U.S. Finance Corp..................             02/20/96          5.690       4,442,389
              82,000  Commonwealth Bank of Australia..........             12/20/95          5.600      81,757,644
             127,500  Deutsche Bank Financial, Inc............  12/05/95 - 02/02/96  5.665 - 5.750     127,163,964
              20,000  Electricite De France...................             04/04/96          5.610      19,610,417
              23,000  Ontario Hydro...........................             04/09/96          5.620      22,533,228
              40,000  Royal Bank of Canada....................             03/28/96          5.654      39,258,698
              62,828  UBS Finance (Delaware), Inc.............             12/05/95          5.750      62,787,860
                                                                                                    --------------
                      Total Commercial Paper - Foreign                                                 581,922,835
                                                                                                    --------------
CORPORATE BONDS (2.0%)
              15,000  Abbey National Treasury Services PLC....             12/20/95          7.350      14,998,777
              52,000  Ford Motor Credit Co....................  12/11/95 - 03/25/96  5.000 - 6.125      51,931,711
                                                                                                    --------------
                      Total Corporate Bonds                                                             66,930,488
                                                                                                    --------------
EURO DOLLAR CERTIFICATES OF DEPOSIT (0.1%)
               4,000  Mitsubishi Trust & Banking Corp.........             01/16/96          6.140       4,000,051
                                                                                                    --------------
FLOATING RATE NOTES (12.1%) (A)
              25,000  Boatmens First National Bank, (resets
                        monthly to one month LIBOR Rate -1
                        basis point)..........................             06/12/96          5.802      25,000,000
              15,000  Colorado National Bank, (resets monthly
                        to one month LIBOR Rate -2 basis
                        points)...............................             04/17/96          5.792      14,998,859
             175,000  Federal National Mortgage Association,
                        (resets daily to one month LIBOR Rate
                        -19 basis points).....................             10/11/96          5.622     174,835,927
              50,000  First Bank N.A., (resets monthly to one
                        month LIBOR Rate -3 basis points).....             03/08/96          5.782      49,998,736
             140,000  Student Loan Marketing Association,
                        (resets monthly to one month LIBOR
                        Rate -17 basis points)................             07/01/96          5.662     139,941,677
                                                                                                    --------------
                      Total Floating Rate Notes                                                        404,775,199
                                                                                                    --------------
TIME DEPOSITS -- FOREIGN (3.0%)
             100,000  Dresdner Bank, Grand Cayman.............             12/01/95          5.937     100,000,000
                                                                                                    --------------
U.S. TREASURY OBLIGATIONS (1.7%)
               6,772  United States Treasury Bills............  12/14/95 - 03/21/96  5.160 - 5.590       6,708,660
              50,000  United States Treasury Notes............  04/15/96 - 05/15/96  7.375 - 9.375      50,513,279
                                                                                                    --------------
                      Total U.S. Treasury Obligations                                                   57,221,939
                                                                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                       YIELD TO
  PRINCIPAL AMOUNT                                                                     MATURITY/
   (IN THOUSANDS)               SECURITY DESCRIPTION              MATURITY DATES         RATE           VALUE
--------------------  ----------------------------------------  -------------------  -------------  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (17.3%)
$             36,941  Federal Farm Credit Bank................             12/02/96          5.400% $   36,940,800
               5,000  Federal Home Loan Bank..................             04/24/96          6.420       5,007,303
             139,923  Federal Home Loan Mortgage Corp.........  12/01/95 - 12/20/95  5.690 - 5.800     139,820,551
             394,970  Federal National Mortgage Association...  12/05/95 - 12/06/96  5.390 - 6.460     393,432,114
                                                                                                    --------------
                      Total U.S. Government Agency Obligations                                         575,200,768
                                                                                                    --------------
REPURCHASE AGREEMENT (0.1%)
               2,470  Goldman Sachs Repurchase Agreement dated
                        11/30/95 due 12/01/95, proceeds
                        $2,470,401 (collateralized by
                        $2,263,000 U.S. Treasury Notes 9.125%,
                        due 05/15/99 valued at $2,519,872)
                        (cost $2,470,000).....................             12/01/95          5.850       2,470,000
                                                                                                    --------------
                      TOTAL INVESTMENTS (104.4%)
                                                                                                     3,481,452,370
                      LIABILITIES IN EXCESS OF OTHER ASSETS (-4.4%)
                                                                                                      (146,496,954)
                                                                                                    --------------
                      NET ASSETS (100.0%)                                                           $3,334,955,416
                                                                                                    --------------
                                                                                                    --------------

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at the end of the reporting period. The due date on these types of securities reflects the final maturity date.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value        $3,481,452,370
Cash                                                    1,788
Receivable for Investments Sold                    29,211,142
Interest Receivable                                11,598,272
Prepaid Expenses                                       24,736
                                               --------------
    Total Assets                                3,522,288,308
                                               --------------

LIABILITIES
Payable for Investments Purchased                 186,732,650
Advisory Fee Payable                                  420,879
Custody Fee Payable                                    83,329
Administration Fee Payable                             15,676
Fund Services Fee Payable                              12,892
Accrued Expenses                                       67,466
                                               --------------
    Total Liabilities                             187,332,892
                                               --------------

NET ASSETS
Applicable to Investors' Beneficial Interests  $3,334,955,416
                                               --------------
                                               --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
                                                             $173,636,796
Interest

EXPENSES
Advisory Fee                                   $  3,913,479
Custodian Fees and Expenses                         545,910
Financial and Fund Accounting Services Fee          373,077
Fund Services Fee                                   261,045
Administration Fee                                  176,717
Professional Fees and Expenses                       71,200
Trustees' Fees and Expenses                          66,978
Miscellaneous                                        47,677
                                               ------------
                                                               (5,456,083)
    Total Expenses
                                                             ------------

                                                              168,180,713
NET INVESTMENT INCOME

                                                                1,573,477
NET REALIZED GAIN ON INVESTMENTS
                                                             ------------

                                                             $169,754,190
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS
                                                             ------------
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               FOR THE FISCAL YEAR ENDED NOVEMBER
                                                               30,
                                               -----------------------------------
                                                     1995               1994
                                               ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                          $   168,180,713    $    94,288,128
Net Realized Gain (Loss) on Investments              1,573,477            (57,650)
                                               ----------------   ----------------
Net Increase in Net Assets Resulting from
 Operations                                        169,754,190         94,230,478
                                               ----------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS
Contributions                                   17,654,676,133     13,334,979,866
Withdrawals                                    (17,137,148,786)   (13,481,612,327)
                                               ----------------   ----------------
Net Increase (Decrease) from Investors'
 Transactions                                      517,527,347       (146,632,461)
                                               ----------------   ----------------
Total Increase (Decrease) in Net Assets            687,281,537        (52,401,983)

NET ASSETS
Beginning of Fiscal Year                         2,647,673,879      2,700,075,862
                                               ----------------   ----------------
End of Fiscal Year                             $ 3,334,955,416    $ 2,647,673,879
                                               ----------------   ----------------
                                               ----------------   ----------------
----------------------------------------------------------------------------------
SUPPLEMENTARY DATA
----------------------------------------------------------------------------------

                                                                                             FOR THE PERIOD
                                                                                              JULY 12, 1993
                                               FOR THE FISCAL YEAR ENDED NOVEMBER 30,         (COMMENCEMENT
                                               ---------------------------------------   OF OPERATIONS) THROUGH
                                                      1995                 1994             NOVEMBER 30, 1993
                                               ------------------   ------------------   -----------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                               0.19%                0.20%                    0.19%(a)
Net Investment Income                                  5.77%                3.90%                    2.98%(a)
Decrease Reflected in Expense Ratio due to
 Expense Reimbursements by Morgan                         -                 0.00%(b)                    -

------------------------
(a) Annualized

(b) Less than 0.01%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is the same for book and tax purposes.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended November 30, 1995, this fee amounted to $3,913,479.

THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

    b)The Portfolio has retained Signature Broker - Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administration Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the fiscal year ended November 30, 1995, Signature's fee for these services amounted to $176,717.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to this agreement (the "Master Portfolios") and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the total net assets of The Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan under which Morgan received a fee for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated at 0.03% of the Portfolio's average daily net assets. For the nine month period ended August 31, 1995, the fee for these services amounted to $373,077. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate net assets and 0.03% of the aggregate net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that the Portfolio's net assets bear to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The

THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------
      Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $261,045 for the fiscal year ended November 30, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $33,500.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Money Market Portfolio (the "Portfolio") at November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended and for the period July 12, 1993 (commencement of operations) through November 30, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 23, 1996

24